Share-based compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation
Number of share options, Forfeited	(109,925)	(14,375)
Number of share options, Expired	(989,730)	(182,510)
Number of share options, Exercised	(4,000)	(440,465)
Number of share options, Outstanding, Ending balance	389,815	1,493,470	2,130,820
Number of share options, Vested and expected to vest, Ending balance	170,545	1,440,923	1,008,645
Number of share options, Exercisable, Ending balance	389,190	1,217,050	1,430,870
Weighted average exercise price, Forfeited	$ 2.89	$ 3.21
Weighted average exercise price, Expired	2.28	2.22
Weighted average exercise price, Exercised	0.83	1.81
Weighted average exercise price, Ending balance	3.9	2.65	$ 2.13
Weighted average exercise price, Vested and expected to vest at end of period	3.9	2.67	1.76
Weighted average exercise price, Exercisable at end of period	3.9	2.7	2.16
Weighted-average grant date fair value, Granted	0
Weighted-average grant date fair value, Vested and expected to vest, Ending balance	0.95	0.85	0.73
Weighted-average grant date fair value, Exercisable, Ending balance	$ 0.95	$ 0.84	$ 0.86
Weighted-average remaining contractual life, Ending balance	4 years 7 months 20 days	3 years 4 months 20 days
Weighted-average remaining contractual life, Vested and expected to vest, Ending balance	4 years 7 months 20 days	3 years 2 months 26 days	4 years 7 months 13 days
Weighted-average remaining contractual life, Exercisable, Ending balance	4 years 7 months 20 days	3 years 2 months 12 days	4 years 11 days
Aggregate intrinsic value, Outstanding	$ 0	$ 6	$ 464
Aggregate intrinsic value, Vested and expected to vest, Ending balance	0	6	$ 406
Aggregate intrinsic value, Exercisable, Ending balance	$ 0	$ 6